Pro Forma Consolidated Financial Information (Detail) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Pro Forma Information [Line Items]
Net revenues	357,758	193,794
Net (loss) income	12,523	(15,659)
Basic (loss) earnings per share	0.04	(0.05)
Diluted (loss) earnings per share	0.04	(0.05)